Income taxes - Movement in net deferred taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Deferred tax liability (asset) at beginning of year	$ 50.0	$ 45.8
Recognized in profit/loss	22.5	10.0
Recognized in other comprehensive income (loss)	1.5	(3.0)
Recognized in equity	0.4
Other	1.2	(2.8)
Deferred tax liability (asset) at end of year	$ 75.6	$ 50.0